Pension Plans and Defined Contribution Plan - Schedule of Pension Plan Investment Allocations (Detail) - Pension Plans [Member]	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	0.70%	0.60%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	46.30%	50.80%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	34.60%	27.40%
Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	4.90%	4.80%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	9.90%	11.90%
Master Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, asset allocations	3.60%	4.50%